Note 6 - Derivative Financial Instruments	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
6.
   DERIVATIVE FINANCIAL INSTRUMENTS

In
June 2020,
the Company implemented its
first
commodity price risk management activities by transacting hot-rolled coil futures. From time to time, we expect to use derivative financial instruments to minimize our exposure to commodity price risk that is inherent in our business. At the time derivative contracts are entered into, we assess whether the nature of the instrument qualifies for hedge accounting treatment according to the requirements of ASC
815
– Derivatives and Hedging (“ASC
815”
). By using derivatives, the Company is exposed to credit and market risk. The Company's exposure to credit risk includes the counterparty's failure to fulfill its performance obligations under the terms of the derivative contract. The Company attempts to minimize
 its credit risk by entering into transactions with high quality counterparties, and uses exchange-traded derivatives when available. Market risk is the risk that the value of the financial instrument might be adversely affected by a change in commodity prices. The Company manages market risk by continually monitoring exposure within its risk management strategy and portfolio. For those transactions designated as hedging instruments, we document all relationships between hedging instruments and hedged items, as well as our risk-management objective and strategy for undertaking the various hedge transactions. We also assess, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in cash flows or fair value of hedged items.

From time to time, derivatives designated for hedge accounting may
be closed prior to contract expiration. The accounting treatment of closed positions depends on whether the closure occurred due to the hedged transaction occurring early or if the hedged transaction is still expected to occur as originally forecasted. For hedged transactions that occur early, the closure results in the realized gain or loss from closure being recognized in the same period the accelerated hedged transaction affects earnings. For hedged transactions that are still expected to occur as originally forecasted, the closure results in the realized gain or loss being deferred until the hedged transaction affects earnings.

From time to time, we
may
have derivative financial instruments for which we do
not
elect hedge accounting.

The Company has a forward physical purchase supply agreement in place with one
of its suppliers for a portion of its monthly physical steel needs. This supply agreement is not
subject to mark-to-market accounting due to the Company electing the normal purchase normal sale exclusion provided in ASC
815.

During fiscal
2021,
the Company entered into hot-rolled coil futures contracts which were designated as hedging instruments and classified as cash flow hedges, either as hedges of variable purchase prices or as hedges of variable sales prices. Accordingly, realized and unrealized gains and losses associated with the instruments are reported as a component of other comprehensive income and reclassified into earnings during the period in which the hedged transaction affects earnings. During fiscal
2021,
some of the Company's cash flow hedges were closed prior to expiration but the hedged transactions were still expected to occur as originally forecasted resulting in the realized gain or loss being deferred in other comprehensive income until the hedged transactions occur. During fiscal
2021,
the Company also entered into hot-rolled coil futures contracts that were not
designated as hedging instruments for accounting purposes. Accordingly, the change in fair value related to these instruments was immediately recognized in earnings.

The following table summarizes the fair value of the Company's derivative financial instruments and the respective line in which they were recorded in the Consolidated Balance Sheet as of
March
31,
2021:

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives designated as cash flow hedges:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts hedging purchases	Other current assets	$530,640
Hot-rolled coil steel contracts hedging sales	Other current assets	$91,760	Current portion of derivative liability	$7,890,700
Hot-rolled coil steel contracts hedging sales			Other non-current liabilities	$50,420

Derivatives not designated as hedging instruments:
Hot-rolled coil steel contracts			Current portion of derivative liability	$88,680

All derivatives are presented on a gross basis on the Consolidated Balance Sheet.

At
March 31, 2021,
the Company reported
$501,360
in "Accounts payable and accrued expenses" on its Consolidated Balance Sheet related to futures contracts for the month of
March 2021
that had reached expiration but were pending cash settlement.

The notional amounts (quantities) of our cash flow hedges outstanding at
March
31,
2021
 consisted of
4,000
tons hedging purchases with maturity dates ranging from
May 2021
to
June 2021
and
43,740
 tons hedging sales with maturity dates ranging from
July 2021
to
November 2022.

The following table summarizes the loss recognized in other comprehensive income and the gain reclassified from accumulated other comprehensive income into earnings for derivative financial instruments designated as cash flow hedges for the twelve
months ended
March
31,
2021:

	Pre-Tax Loss	Location of Gain Reclassified from	Gain Reclassified from
	Recognized in OCI	AOCI into Net Earnings	AOCI into Net Earnings
Hot-rolled coil steel contracts	$(14,751,900)	Costs of goods sold	$6,414,500

The estimated amount of losses recognized in OCI at
March
31,
2021
 expected to be reclassified into net earnings (loss) within the succeeding twelve
months is
$14,169,820.
This amount consists of
$6,839,740
in realized losses associated with closed hedges and
$7,330,080
associated with open hedges that was computed using the fair value of the cash flow hedges as of
March
31,
2021
and is subject to change before actual reclassification from AOCI to net earnings (loss).

The following table summarizes the loss recognized in earnings for derivative instruments not
designated as hedging instruments during fiscal
2021:

		Loss Recognized in Earnings
	Location of Loss	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2021
Hot-rolled coil steel contracts	Other income (loss)	$515,160

The notional amount (quantity) of our derivative instruments not
designated as hedging instruments at
March 31, 2021
consisted of
1,860
tons of short positions with maturity in
April 2021.

The following table reflects the change in accumulated other comprehensive income (loss), net of tax, for the fiscal year ended
March 31, 2021:

Gain (Loss) on
Derivatives
Balance at March 31, 2020	$—
Other comprehensive loss, net of income, before reclassification	(6,323,084)
Gain reclassified from AOCI (1)	(4,864,757)
Net current period other comprehensive loss	(11,187,841)
Balance at March 31, 2021	$(11,187,841)

(
1
) The gain reclassified from AOCI is presented net of taxes of
$1,549,743
which are included in provision for (benefit from) income taxes on the Company's Consolidated Statement of Operations for the fiscal year ended
March 31, 2021.

At
March 31, 2021,
cash of
$12,001,485
was required to collateralize our open hedging positions. This cash requirement is included in "Other current assets" on the Company's Consolidated Balance Sheet at
March
31,
2021.

The Company did
not
have any derivative financial instruments during the fiscal year ended
March
31,
2020.